Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 2.2%
BAE Systems PLC	1,945,052	$ 29,401,843
Safran SA(1)	129,526	32,109,012
		$ 61,510,855
Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(1)(2)	520,318	$ 23,648,453
United Parcel Service, Inc., Class B	108,295	12,370,538
		$ 36,018,991
Banks — 8.2%
Banco Santander SA	4,493,549	$ 23,027,208
Barclays PLC	7,073,413	25,924,016
Citigroup, Inc.(1)	320,319	26,083,576
HDFC Bank Ltd.	1,459,562	28,568,535
KBC Group NV	282,633	21,680,141
Mizuho Financial Group, Inc.	295,638	8,140,631
Societe Generale SA	1,234,957	39,975,602
Toronto-Dominion Bank	585,014	33,373,593
Truist Financial Corp.	541,716	25,796,516
		$ 232,569,818
Beverages — 1.3%
Diageo PLC(1)	509,559	$ 15,179,973
Pernod Ricard SA	183,961	21,010,049
		$ 36,190,022
Biotechnology — 1.3%
CSL Ltd.	223,174	$ 38,529,377
		$ 38,529,377
Broadline Retail — 4.2%
Amazon.com, Inc.(1)(2)	501,052	$ 119,090,039
		$ 119,090,039
Capital Markets — 0.8%
Charles Schwab Corp.	288,032	$ 23,826,007
		$ 23,826,007
Diversified Telecommunication Services — 0.7%
Zegona Communications PLC(2)	3,232,578	$ 18,809,548
		$ 18,809,548
Security	Shares	Value
Electric Utilities — 1.7%
Iberdrola SA	1,764,826	$ 24,939,746
NextEra Energy, Inc.(1)	332,555	23,797,636
		$ 48,737,382
Electrical Equipment — 2.3%
AMETEK, Inc.(1)	224,119	$ 41,363,402
Schneider Electric SE	98,827	25,064,963
		$ 66,428,365
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.(1)	180,584	$ 35,961,498
Halma PLC	1,125,144	42,149,328
Keyence Corp.	67,716	29,165,872
		$ 107,276,698
Entertainment — 1.8%
Walt Disney Co.(1)	450,773	$ 50,964,395
		$ 50,964,395
Financial Services — 2.6%
Global Payments, Inc.(1)	250,868	$ 28,310,454
Visa, Inc., Class A(1)	135,196	46,209,993
		$ 74,520,447
Food Products — 1.6%
Nestle SA(1)	525,666	$ 44,650,398
		$ 44,650,398
Health Care Equipment & Supplies — 3.5%
Alcon AG	160,205	$ 14,619,321
Boston Scientific Corp.(1)(2)	254,603	26,061,163
Coloplast AS, Class B	155,557	17,915,116
Intuitive Surgical, Inc.(1)(2)	42,354	24,221,405
Straumann Holding AG	116,355	16,500,960
		$ 99,317,965
Health Care Providers & Services — 1.2%
Amplifon SpA	839,167	$ 22,425,766
UnitedHealth Group, Inc.	20,446	11,091,751
		$ 33,517,517
Health Care REITs — 0.5%
Healthpeak Properties, Inc.(1)	674,890	$ 13,943,227
		$ 13,943,227

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 6.1%
Amadeus IT Group SA	567,193	$ 41,505,794
Aramark	666,139	25,919,469
Compass Group PLC	2,021,362	69,644,749
InterContinental Hotels Group PLC	190,223	25,364,584
Marriott International, Inc., Class A	36,170	10,510,640
		$ 172,945,236
Household Products — 1.2%
Reckitt Benckiser Group PLC	524,937	$ 34,713,422
		$ 34,713,422
Industrial Conglomerates — 2.0%
Siemens AG	263,896	$ 56,572,985
		$ 56,572,985
Insurance — 4.3%
AIA Group Ltd.	3,268,947	$ 22,981,168
Allstate Corp.(1)	93,476	17,978,239
American International Group, Inc.(1)	522,851	38,513,204
Prudential PLC	2,659,807	22,134,731
RenaissanceRe Holdings Ltd.	84,810	19,725,110
		$ 121,332,452
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(1)	568,181	$ 116,818,014
		$ 116,818,014
Life Sciences Tools & Services — 1.0%
Danaher Corp.(1)	112,059	$ 24,960,022
Sartorius AG, PFC Shares	11,162	3,221,035
		$ 28,181,057
Machinery — 1.9%
Ingersoll Rand, Inc.(1)	210,887	$ 19,781,201
Parker-Hannifin Corp.(1)	48,343	34,180,918
		$ 53,962,119
Metals & Mining — 1.3%
Anglo American PLC	669,843	$ 19,613,797
Rio Tinto Ltd.(1)	249,713	17,984,561
		$ 37,598,358
Multi-Utilities — 0.4%
CMS Energy Corp.(1)	157,390	$ 10,387,740
		$ 10,387,740
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips(1)	392,208	$ 38,761,917
EOG Resources, Inc.(1)	309,431	38,923,325
		$ 77,685,242
Personal Care Products — 0.0%(3)
L'Oreal SA	1,899	$ 704,590
		$ 704,590
Pharmaceuticals — 6.6%
AstraZeneca PLC	445,146	$ 62,487,619
Eli Lilly & Co.(1)	50,680	41,105,535
L'Oreal Prime De Fidelite(2)	17,096	6,343,166
Novo Nordisk AS, Class B	441,207	37,248,726
Zoetis, Inc.(1)	238,716	40,796,564
		$ 187,981,610
Professional Services — 2.6%
Recruit Holdings Co. Ltd.	411,703	$ 28,733,645
RELX PLC	407,944	20,257,040
Robert Half, Inc.	143,393	9,290,433
Verisk Analytics, Inc.(1)	53,496	15,376,890
		$ 73,658,008
Residential REITs — 0.8%
Invitation Homes, Inc.	764,745	$ 23,821,807
		$ 23,821,807
Semiconductors & Semiconductor Equipment — 10.1%
ASML Holding NV(1)	67,408	$ 49,865,950
Broadcom, Inc.(1)	151,414	33,503,376
Infineon Technologies AG	1,375,404	45,221,219
Micron Technology, Inc.(1)	385,105	35,136,980
NVIDIA Corp.(1)	686,184	82,390,113
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	93,069	19,481,203
Tokyo Electron Ltd.	136,545	23,032,938
		$ 288,631,779
Software — 7.3%
Adobe, Inc.(1)(2)	80,545	$ 35,234,410
Intuit, Inc.(1)	45,331	27,267,050
Microsoft Corp.(1)	346,879	143,975,598
		$ 206,477,058

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 0.9%
TJX Cos., Inc.(1)	197,372	$ 24,630,052
		$ 24,630,052
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(1)	368,276	$ 86,913,136
		$ 86,913,136
Textiles, Apparel & Luxury Goods — 1.7%
Cie Financiere Richemont SA, Class A	124,514	$ 24,070,863
LVMH Moet Hennessy Louis Vuitton SE	35,143	25,703,743
		$ 49,774,606
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	47,909	$ 3,122,320
IMCD NV	299,525	46,905,716
		$ 50,028,036
Total Common Stocks (identified cost $1,727,083,918)		$2,808,718,358

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(4)	34,797,778	$ 34,797,778
Total Short-Term Investments (identified cost $34,797,778)		$ 34,797,778
Total Investments — 100.0% (identified cost $1,761,881,696)		$2,843,516,136
Total Written Call Options — (0.5)% (premiums received $11,510,756)		$ (13,643,442)
Other Assets, Less Liabilities — 0.5%		$ 12,647,184
Net Assets — 100.0%		$2,842,519,878
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	58.6%	$1,666,578,523
United Kingdom	12.2	347,054,442
France	4.4	125,846,162
Germany	3.7	105,015,239
Netherlands	3.4	96,771,666
Spain	3.2	89,472,748
Japan	3.1	89,073,086
Denmark	1.9	55,163,842
Hong Kong	1.6	45,115,899
Switzerland	1.4	40,571,823
Canada	1.2	33,373,593
India	1.0	28,568,535
Italy	0.8	22,425,766
Belgium	0.8	21,680,141
Bermuda	0.7	19,725,110
South Africa	0.7	19,613,797
Taiwan	0.7	19,481,203
Australia	0.6	17,984,561
Total Investments	100.0%	$2,843,516,136

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	920	EUR	48,639,204	EUR	5,125	2/7/25	$ (1,587,513)
Dow Jones Euro STOXX 50 Index	900	EUR	47,581,830	EUR	5,250	2/14/25	(676,418)
Dow Jones Euro STOXX 50 Index	890	EUR	47,053,143	EUR	5,350	2/21/25	(320,334)
Dow Jones Euro STOXX 50 Index	880	EUR	46,524,456	EUR	5,400	2/28/25	(300,659)
FTSE 100 Index	1,000	GBP	86,739,600	GBP	8,650	2/21/25	(1,140,673)
Nikkei 225 Index	520	JPY	20,577,694,800	JPY	40,500	2/14/25	(519,765)
S&P 500 Index	125	USD	75,506,625	USD	6,075	2/3/25	(116,250)
S&P 500 Index	128	USD	77,318,784	USD	5,990	2/5/25	(917,760)
S&P 500 Index	129	USD	77,922,837	USD	5,950	2/7/25	(1,469,955)
S&P 500 Index	128	USD	77,318,784	USD	5,880	2/10/25	(2,239,360)
S&P 500 Index	126	USD	76,110,678	USD	6,025	2/12/25	(920,430)
S&P 500 Index	126	USD	76,110,678	USD	6,070	2/14/25	(678,510)
S&P 500 Index	126	USD	76,110,678	USD	6,100	2/18/25	(532,980)
S&P 500 Index	126	USD	76,110,678	USD	6,150	2/19/25	(325,710)
S&P 500 Index	126	USD	76,110,678	USD	6,200	2/21/25	(209,160)
S&P 500 Index	129	USD	77,922,837	USD	6,090	2/24/25	(739,815)
S&P 500 Index	126	USD	76,110,678	USD	6,125	2/26/25	(570,150)
S&P 500 Index	126	USD	76,110,678	USD	6,180	2/28/25	(378,000)
Total							$(13,643,442)
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $34,797,778, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,256,522	$127,907,647	$(108,366,391)	$ —	$ —	$34,797,778	$160,938	34,797,778
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 167,782,409	$ 18,809,548	$ —	$ 186,591,957
Consumer Discretionary	180,150,200	186,289,733	—	366,439,933
Consumer Staples	—	116,258,432	—	116,258,432
Energy	77,685,242	—	—	77,685,242
Financials	259,816,692	192,432,032	—	452,248,724
Health Care	168,236,440	219,291,086	—	387,527,526
Industrials	156,011,835	242,167,524	—	398,179,359
Information Technology	499,863,364	189,435,307	—	689,298,671
Materials	—	37,598,358	—	37,598,358
Real Estate	37,765,034	—	—	37,765,034
Utilities	34,185,376	24,939,746	—	59,125,122
Total Common Stocks	$1,581,496,592	$1,227,221,766*	$ —	$2,808,718,358
Short-Term Investments	$ 34,797,778	$ —	$ —	$ 34,797,778
Total Investments	$1,616,294,370	$1,227,221,766	$ —	$2,843,516,136

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (9,098,080)	$ (4,545,362)	$ —	$ (13,643,442)
Total	$ (9,098,080)	$ (4,545,362)	$ —	$ (13,643,442)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.